NEWPORT GREATER CHINA FUND

                       Supplement to Prospectus Supplement
                               dated June 20, 1997


In connection with the Public Subscription Offer, as described on page S-7, the minimum purchase of Load-Waived Class A shares is lowered from $3,000 to $1,000.





GC-43/001E-0797                      August 1, 1997